Net Earnings or Loss per Share (Q3)	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2017
Earnings or Loss per Share [Abstract]
Net Earnings or Loss per Share
Note 7 — Net Earnings or Loss per Share

Basic net earnings or loss per share is computed by dividing net income by the weighted-average number of common shares outstanding during the reporting period.  Diluted net loss per share is computed similarly to basic net loss per share, except that it includes the potential dilution that could occur if dilutive securities are exercised.  We have prepared the calculation of earnings or loss per share using the weighted-average number of common shares of the Company that were outstanding during the three and nine months ended March 31, 2018 and 2017.

Dilutive instruments had no effect on the calculation of earnings or loss per share during the three and nine months ended March 31, 2018 and 2017.

Note 7 — Earnings or Loss per Share

Basic net loss per share is computed by dividing net income by the weighted-average number of common shares outstanding during the reporting period.  Diluted net loss per share is computed similarly to basic net loss per share, except that it includes the potential dilution that could occur if dilutive securities are exercised.  We have prepared the calculation of earnings per share using the weighted-average number of common shares of the Company that were outstanding during the six months ended June 30, 2017, and for the years ended December 31, 2016 and 2015.

Dilutive instruments had no effect on the calculation of earnings or loss per share during the six months ended June 30, 2017 or during the years ended December 31, 2016 and 2015.